Other Current Liability - Summary of Contract Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Current contract liabilities
Total current contract liabilities	$ 216	$ 756	$ 113
Advance from customers
Current contract liabilities
Total current contract liabilities	93	668
Custodial service
Current contract liabilities
Total current contract liabilities	63	71
Transportation Service
Current contract liabilities
Total current contract liabilities	$ 60	$ 17